Condensed Consolidated Statements of Cash Flows (Unaudited) (Q3) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (22,916)	$ (82,707)	$ (6,196)	$ (15,924)	$ (13,495)
Adjustments to reconcile net income (loss) to cash used in operating activities:
Stock-based compensation	5,400	58,531	1,381	1,818	906
Depreciation and amortization		383	43	47	412
(Gain) loss from unconsolidated subsidiary		354	345	(1,399)	709
Gain from disposal of equity investment	(210)	(20,829)	0
(Gain) loss on extinguishment of debt	0	(790)	75	116	0
Warranty provision		2,118	5,195	7,866	2,057
Warranty asset		(484)	(726)
Bad debt expense		83	0	24	444
Deferred income taxes		0	(2)	(3)	(3)
Other non-cash items		0	43	50	89
Changes in operating assets and liabilities:
Accounts receivable, net		(30,017)	(12,219)	(9,710)	(13,838)
Inventories		(9,590)	(1,523)	2,819	(4,505)
Prepaid and other current assets		(16,609)	(4,351)	(2,847)	(3,154)
Other assets		180	(365)	(1,672)	(156)
Accounts payable		(535)	4,009	8,936	7,781
Accruals and other current liabilities		21,243	13,825	7,162	3,389
Accrued interest - related party debt		(207)	(112)	(78)	(289)
Deferred revenue		(13,374)	(14,108)	3,107	19,683
Other non-current liabilities		904	386	496	1
Other, net		(1,068)	(338)	(298)	(1)
Net cash used in operating activities		(92,414)	(14,638)	(511)	(254)
Cash flows from investing activities:
Purchases of property and equipment		(778)	0	(256)	(18)
Proceeds from disposal of equity method investment		22,332	0
Proceeds from Divestiture of Interest in Subsidiaries and Affiliates				2,124	0
Net cash provided by (used in) investing activities:		21,554	0	1,868	(18)
Cash flows from financing activities:
Proceeds from borrowings		0	784	784	1,000
Repayments of borrowings		(1,000)	(4,000)	(7,000)	0
Repurchase and retirement of common stock		(54,155)	0
Offering cost paid		(5,942)	0
Deferred financing costs for revolving credit facility		(2,077)	0
Proceeds from stock issuance		241,314	30,000	30,000	6,000
Net cash provided by (used in) financing activities		178,140	26,784	23,784	7,000
Effect of exchange rate changes on cash and restricted cash		9	(20)	(3)	0
Net increase in cash and restricted cash		107,289	12,126	25,138	6,728
Cash and restricted cash at beginning of period		33,373	8,235	8,235	1,507
Cash and restricted cash at end of period	140,662	140,662	20,361	33,373	8,235
Supplemental disclosures of cash flow information:
Purchase of property and equipment included in account payable		40	0
Non-cash gain on extinguishment of debt from PPP loan forgiveness		(790)	0
Gain (loss) on extinguishment of debt	0	790	(75)	(116)	0
Cash paid during the period for interest		332	350	350	708
Reconciliation of cash and restricted cash at period end
Cash	140,662	140,662	32,359	32,359	7,221
Restricted cash	0	0	1,014	1,014	1,014
Total cash and restricted cash	$ 140,662	$ 140,662	$ 33,373	$ 33,373	$ 8,235